Personnel Expenses - Schedule of Personnel Expenses (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Personnel Expenses [Abstract]
Expenses for short-term employee benefits	$ 534,059	$ 528,466	$ 534,177
Expenses for employee benefits due to termination of employment contract	24,133	42,125	35,391
Training expenses	3,437	3,440	3,751
Expenses for nursery and kindergarten	1,494	1,618	1,513
Other personnel expenses	7,232	6,898	7,852
Total	$ 570,355	$ 582,547	$ 582,684